Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000136710
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	A
Trading Symbol	AGUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 11.51% (with sales charges) and 17.15% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$9,528	$10,000	$10,000
02/2015	$9,642	$9,941	$10,085
03/2015	$9,563	$9,998	$10,107
04/2015	$9,747	$9,942	$10,272
05/2015	$9,786	$9,901	$10,232
06/2015	$9,675	$9,778	$10,073
07/2015	$9,597	$9,875	$10,122
08/2015	$9,398	$9,849	$10,030
09/2015	$9,176	$9,907	$9,901
10/2015	$9,387	$9,939	$10,172
11/2015	$9,457	$9,944	$10,167
12/2015	$9,176	$9,917	$10,025
01/2016	$8,858	$10,062	$10,007
02/2016	$8,924	$10,159	$10,197
03/2016	$9,253	$10,242	$10,530
04/2016	$9,529	$10,260	$10,717
05/2016	$9,531	$10,303	$10,698
06/2016	$9,607	$10,499	$11,059
07/2016	$9,779	$10,562	$11,258
08/2016	$10,028	$10,556	$11,459
09/2016	$10,186	$10,555	$11,506
10/2016	$10,204	$10,453	$11,363
11/2016	$10,049	$10,280	$10,898
12/2016	$10,124	$10,308	$11,043
01/2017	$10,219	$10,271	$11,202
02/2017	$10,525	$10,359	$11,427
03/2017	$10,635	$10,354	$11,470
04/2017	$10,863	$10,424	$11,641
05/2017	$10,993	$10,485	$11,743
06/2017	$11,044	$10,456	$11,727
07/2017	$11,136	$10,490	$11,825
08/2017	$11,228	$10,586	$12,034
09/2017	$11,369	$10,537	$12,036
10/2017	$11,433	$10,581	$12,080
11/2017	$11,537	$10,598	$12,086
12/2017	$11,624	$10,621	$12,175
01/2018	$11,792	$10,545	$12,170
02/2018	$11,759	$10,522	$11,928
03/2018	$11,825	$10,609	$11,963
04/2018	$11,804	$10,569	$11,789
05/2018	$11,573	$10,609	$11,678
06/2018	$11,408	$10,629	$11,539
07/2018	$11,579	$10,632	$11,834
08/2018	$11,239	$10,664	$11,629
09/2018	$11,154	$10,623	$11,805
10/2018	$11,173	$10,603	$11,550
11/2018	$11,122	$10,655	$11,501
12/2018	$11,198	$10,808	$11,657
01/2019	$11,545	$10,923	$12,171
02/2019	$11,654	$10,936	$12,292
03/2019	$11,722	$11,132	$12,467
04/2019	$11,790	$11,139	$12,497
05/2019	$11,782	$11,299	$12,549
06/2019	$12,108	$11,457	$12,975
07/2019	$12,310	$11,547	$13,133
08/2019	$12,079	$11,809	$13,231
09/2019	$12,191	$11,755	$13,170
10/2019	$12,282	$11,734	$13,207
11/2019	$12,294	$11,721	$13,145
12/2019	$12,672	$11,697	$13,409
01/2020	$12,788	$11,908	$13,614
02/2020	$12,708	$12,053	$13,482
03/2020	$10,834	$11,866	$11,615
04/2020	$10,917	$12,058	$11,876
05/2020	$11,604	$12,092	$12,596
06/2020	$12,029	$12,152	$13,039
07/2020	$12,338	$12,285	$13,523
08/2020	$12,493	$12,196	$13,593
09/2020	$12,222	$12,241	$13,341
10/2020	$12,213	$12,242	$13,337
11/2020	$12,647	$12,311	$13,851
12/2020	$12,933	$12,349	$14,114
01/2021	$12,964	$12,283	$13,961
02/2021	$13,020	$12,092	$13,605
03/2021	$12,965	$12,044	$13,474
04/2021	$13,352	$12,076	$13,772
05/2021	$13,517	$12,103	$13,918
06/2021	$13,571	$12,162	$14,020
07/2021	$13,657	$12,313	$14,079
08/2021	$14,060	$12,288	$14,217
09/2021	$13,964	$12,172	$13,922
10/2021	$13,873	$12,140	$13,926
11/2021	$13,511	$12,227	$13,670
12/2021	$13,804	$12,177	$13,861
01/2022	$13,670	$11,986	$13,467
02/2022	$13,236	$11,827	$12,585
03/2022	$12,776	$11,572	$12,472
04/2022	$12,719	$11,261	$11,775
05/2022	$12,549	$11,245	$11,778
06/2022	$11,787	$11,075	$11,046
07/2022	$11,596	$11,357	$11,365
08/2022	$11,774	$11,060	$11,258
09/2022	$11,261	$10,705	$10,541
10/2022	$11,331	$10,668	$10,557
11/2022	$12,102	$10,940	$11,359
12/2022	$12,221	$10,811	$11,396
01/2023	$12,622	$11,060	$11,757
02/2023	$12,506	$10,884	$11,497
03/2023	$12,313	$11,125	$11,608
04/2023	$12,371	$11,182	$11,670
05/2023	$12,548	$11,138	$11,603
06/2023	$13,006	$11,132	$11,862
07/2023	$13,348	$11,135	$12,089
08/2023	$13,055	$11,121	$11,907
09/2023	$12,978	$10,930	$11,597
10/2023	$12,994	$10,852	$11,440
11/2023	$13,414	$11,225	$12,088
12/2023	$13,782	$11,584	$12,660
01/2024	$13,882	$11,561	$12,531
02/2024	$14,252	$11,482	$12,653
03/2024	$14,763	$11,585	$12,918
04/2024	$14,750	$11,399	$12,649
05/2024	$14,840	$11,500	$12,877
06/2024	$14,849	$11,599	$12,957
07/2024	$14,947	$11,824	$13,199
08/2024	$15,196	$11,953	$13,505
09/2024	$15,431	$12,092	$13,754
10/2024	$15,617	$11,928	$13,518
11/2024	$15,809	$12,070	$13,679
12/2024	$15,925	$11,977	$13,487
01/2025	$16,263	$12,024	$13,681

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	17.15%	4.93%	5.49%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	11.51%	3.91%	4.98%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 738,207,492
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 5,044,872
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

C000136711
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	C
Trading Symbol	AGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.12%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 15.25% (with sales charges) and 16.25% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$10,000	$10,000	$10,000
02/2015	$10,104	$9,941	$10,085
03/2015	$10,015	$9,998	$10,107
04/2015	$10,202	$9,942	$10,272
05/2015	$10,235	$9,901	$10,232
06/2015	$10,113	$9,778	$10,073
07/2015	$10,024	$9,875	$10,122
08/2015	$9,809	$9,849	$10,030
09/2015	$9,570	$9,907	$9,901
10/2015	$9,795	$9,939	$10,172
11/2015	$9,851	$9,944	$10,167
12/2015	$9,552	$9,917	$10,025
01/2016	$9,227	$10,062	$10,007
02/2016	$9,291	$10,159	$10,197
03/2016	$9,622	$10,242	$10,530
04/2016	$9,893	$10,260	$10,717
05/2016	$9,900	$10,303	$10,698
06/2016	$9,972	$10,499	$11,059
07/2016	$10,147	$10,562	$11,258
08/2016	$10,402	$10,556	$11,459
09/2016	$10,564	$10,555	$11,506
10/2016	$10,579	$10,453	$11,363
11/2016	$10,409	$10,280	$10,898
12/2016	$10,486	$10,308	$11,043
01/2017	$10,564	$10,271	$11,202
02/2017	$10,886	$10,359	$11,427
03/2017	$10,994	$10,354	$11,470
04/2017	$11,223	$10,424	$11,641
05/2017	$11,338	$10,485	$11,743
06/2017	$11,396	$10,456	$11,727
07/2017	$11,472	$10,490	$11,825
08/2017	$11,560	$10,586	$12,034
09/2017	$11,700	$10,537	$12,036
10/2017	$11,761	$10,581	$12,080
11/2017	$11,863	$10,598	$12,086
12/2017	$11,947	$10,621	$12,175
01/2018	$12,100	$10,545	$12,170
02/2018	$12,060	$10,522	$11,928
03/2018	$12,120	$10,609	$11,963
04/2018	$12,092	$10,569	$11,789
05/2018	$11,847	$10,609	$11,678
06/2018	$11,685	$10,629	$11,539
07/2018	$11,854	$10,632	$11,834
08/2018	$11,499	$10,664	$11,629
09/2018	$11,405	$10,623	$11,805
10/2018	$11,405	$10,603	$11,550
11/2018	$11,345	$10,655	$11,501
12/2018	$11,426	$10,808	$11,657
01/2019	$11,781	$10,923	$12,171
02/2019	$11,901	$10,936	$12,292
03/2019	$11,951	$11,132	$12,467
04/2019	$12,013	$11,139	$12,497
05/2019	$11,997	$11,299	$12,549
06/2019	$12,320	$11,457	$12,975
07/2019	$12,505	$11,547	$13,133
08/2019	$12,265	$11,809	$13,231
09/2019	$12,370	$11,755	$13,170
10/2019	$12,458	$11,734	$13,207
11/2019	$12,465	$11,721	$13,145
12/2019	$12,834	$11,697	$13,409
01/2020	$12,952	$11,908	$13,614
02/2020	$12,860	$12,053	$13,482
03/2020	$10,963	$11,866	$11,615
04/2020	$11,041	$12,058	$11,876
05/2020	$11,733	$12,092	$12,596
06/2020	$12,172	$12,152	$13,039
07/2020	$12,453	$12,285	$13,523
08/2020	$12,600	$12,196	$13,593
09/2020	$12,318	$12,241	$13,341
10/2020	$12,305	$12,242	$13,337
11/2020	$12,737	$12,311	$13,851
12/2020	$13,029	$12,349	$14,114
01/2021	$13,060	$12,283	$13,961
02/2021	$13,097	$12,092	$13,605
03/2021	$13,035	$12,044	$13,474
04/2021	$13,417	$12,076	$13,772
05/2021	$13,576	$12,103	$13,918
06/2021	$13,622	$12,162	$14,020
07/2021	$13,699	$12,313	$14,079
08/2021	$14,096	$12,288	$14,217
09/2021	$13,991	$12,172	$13,922
10/2021	$13,890	$12,140	$13,926
11/2021	$13,516	$12,227	$13,670
12/2021	$13,793	$12,177	$13,861
01/2022	$13,658	$11,986	$13,467
02/2022	$13,214	$11,827	$12,585
03/2022	$12,744	$11,572	$12,472
04/2022	$12,679	$11,261	$11,775
05/2022	$12,517	$11,245	$11,778
06/2022	$11,729	$11,075	$11,046
07/2022	$11,531	$11,357	$11,365
08/2022	$11,701	$11,060	$11,258
09/2022	$11,198	$10,705	$10,541
10/2022	$11,243	$10,668	$10,557
11/2022	$12,005	$10,940	$11,359
12/2022	$12,128	$10,811	$11,396
01/2023	$12,510	$11,060	$11,757
02/2023	$12,387	$10,884	$11,497
03/2023	$12,188	$11,125	$11,608
04/2023	$12,256	$11,182	$11,670
05/2023	$12,406	$11,138	$11,603
06/2023	$12,854	$11,132	$11,862
07/2023	$13,187	$11,135	$12,089
08/2023	$12,888	$11,121	$11,907
09/2023	$12,824	$10,930	$11,597
10/2023	$12,811	$10,852	$11,440
11/2023	$13,220	$11,225	$12,088
12/2023	$13,569	$11,584	$12,660
01/2024	$13,668	$11,561	$12,531
02/2024	$14,006	$11,482	$12,653
03/2024	$14,524	$11,585	$12,918
04/2024	$14,482	$11,399	$12,649
05/2024	$14,561	$11,500	$12,877
06/2024	$14,582	$11,599	$12,957
07/2024	$14,670	$11,824	$13,199
08/2024	$14,886	$11,953	$13,505
09/2024	$15,106	$12,092	$13,754
10/2024	$15,281	$11,928	$13,518
11/2024	$15,460	$12,070	$13,679
12/2024	$15,578	$11,977	$13,487
01/2025	$15,889	$12,024	$13,681

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	16.25%	4.17%	4.74%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	15.25%	4.17%	4.74%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 738,207,492
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 5,044,872
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

C000136712
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	R5
Trading Symbol	AGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 17.33% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$250,000	$250,000	$250,000
02/2015	$252,830	$248,522	$252,131
03/2015	$251,091	$249,947	$252,681
04/2015	$256,017	$248,549	$256,808
05/2015	$257,104	$247,519	$255,808
06/2015	$254,283	$244,459	$251,823
07/2015	$252,314	$246,881	$253,060
08/2015	$247,176	$246,213	$250,762
09/2015	$241,409	$247,674	$247,529
10/2015	$247,041	$248,477	$254,312
11/2015	$248,979	$248,591	$254,166
12/2015	$241,662	$247,919	$250,628
01/2016	$233,396	$251,545	$250,167
02/2016	$235,209	$253,963	$254,936
03/2016	$243,869	$256,054	$263,261
04/2016	$251,236	$256,489	$267,924
05/2016	$251,374	$257,573	$267,445
06/2016	$253,462	$262,476	$276,465
07/2016	$258,073	$264,044	$281,444
08/2016	$264,733	$263,910	$286,482
09/2016	$268,983	$263,878	$287,638
10/2016	$269,851	$261,320	$284,068
11/2016	$265,529	$257,004	$272,445
12/2016	$267,694	$257,708	$276,068
01/2017	$270,230	$256,769	$280,050
02/2017	$278,327	$258,967	$285,663
03/2017	$281,611	$258,848	$286,741
04/2017	$287,750	$260,603	$291,014
05/2017	$290,972	$262,124	$293,584
06/2017	$292,722	$261,390	$293,169
07/2017	$294,959	$262,249	$295,627
08/2017	$297,485	$264,639	$300,860
09/2017	$301,650	$263,418	$300,892
10/2017	$303,435	$264,529	$302,009
11/2017	$305,981	$264,939	$302,161
12/2017	$308,703	$265,531	$304,381
01/2018	$313,253	$263,636	$304,250
02/2018	$312,157	$263,041	$298,197
03/2018	$314,309	$265,222	$299,070
04/2018	$313,869	$264,235	$294,719
05/2018	$307,504	$265,222	$291,950
06/2018	$303,563	$265,716	$288,471
07/2018	$308,222	$265,789	$295,843
08/2018	$299,297	$266,606	$290,723
09/2018	$297,133	$265,586	$295,120
10/2018	$297,388	$265,067	$288,755
11/2018	$296,465	$266,364	$287,535
12/2018	$298,712	$270,212	$291,414
01/2019	$308,302	$273,074	$304,271
02/2019	$311,341	$273,402	$307,306
03/2019	$313,239	$278,299	$311,675
04/2019	$315,147	$278,464	$312,434
05/2019	$314,974	$282,472	$313,717
06/2019	$323,666	$286,432	$324,379
07/2019	$328,769	$288,686	$328,318
08/2019	$322,733	$295,233	$330,769
09/2019	$325,817	$293,865	$329,262
10/2019	$328,351	$293,358	$330,187
11/2019	$329,208	$293,014	$328,616
12/2019	$339,128	$292,413	$335,229
01/2020	$342,228	$297,690	$340,339
02/2020	$340,501	$301,333	$337,048
03/2020	$290,422	$296,644	$290,372
04/2020	$292,756	$301,446	$296,893
05/2020	$310,869	$302,300	$314,908
06/2020	$322,760	$303,809	$325,975
07/2020	$330,857	$307,129	$338,076
08/2020	$335,017	$304,903	$339,814
09/2020	$327,839	$306,017	$333,524
10/2020	$328,172	$306,039	$333,424
11/2020	$339,962	$307,786	$346,285
12/2020	$347,910	$308,732	$352,859
01/2021	$348,746	$307,075	$349,029
02/2021	$350,464	$302,299	$340,119
03/2021	$348,683	$301,108	$336,842
04/2021	$359,617	$301,895	$344,306
05/2021	$364,169	$302,569	$347,958
06/2021	$365,721	$304,044	$350,511
07/2021	$368,111	$307,823	$351,972
08/2021	$379,055	$307,207	$355,426
09/2021	$376,112	$304,306	$348,058
10/2021	$374,192	$303,510	$348,143
11/2021	$364,513	$305,675	$341,739
12/2021	$372,145	$304,436	$346,522
01/2022	$368,980	$299,652	$336,665
02/2022	$357,362	$295,667	$314,625
03/2022	$345,046	$289,293	$311,795
04/2022	$343,134	$281,518	$294,364
05/2022	$339,086	$281,130	$294,442
06/2022	$318,138	$276,864	$276,146
07/2022	$313,077	$283,916	$284,128
08/2022	$317,950	$276,504	$281,444
09/2022	$304,171	$267,628	$263,534
10/2022	$306,155	$266,712	$263,935
11/2022	$327,057	$273,509	$283,972
12/2022	$330,449	$270,281	$284,901
01/2023	$341,299	$276,506	$293,925
02/2023	$338,272	$272,096	$287,436
03/2023	$333,135	$278,129	$290,205
04/2023	$335,275	$279,561	$291,748
05/2023	$339,673	$278,460	$290,074
06/2023	$352,179	$278,294	$296,549
07/2023	$362,103	$278,384	$302,215
08/2023	$354,264	$278,035	$297,669
09/2023	$352,309	$273,240	$289,925
10/2023	$352,296	$271,300	$286,000
11/2023	$363,797	$280,628	$302,197
12/2023	$373,943	$289,596	$316,497
01/2024	$377,209	$289,028	$313,263
02/2024	$386,816	$287,045	$316,327
03/2024	$401,344	$289,634	$322,940
04/2024	$400,554	$284,971	$316,235
05/2024	$403,067	$287,492	$321,936
06/2024	$403,990	$289,987	$323,918
07/2024	$406,758	$295,589	$329,971
08/2024	$413,060	$298,826	$337,619
09/2024	$419,534	$302,294	$343,852
10/2024	$425,273	$298,203	$337,945
11/2024	$429,984	$301,745	$341,966
12/2024	$433,342	$299,430	$337,186
01/2025	$442,562	$300,590	$342,033

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	17.33%	5.28%	5.88%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 738,207,492
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 5,044,872
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

C000136714
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Y
Trading Symbol	AGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 17.44% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$100,000	$100,000	$100,000
02/2015	$101,124	$99,409	$100,852
03/2015	$100,421	$99,979	$101,072
04/2015	$102,384	$99,420	$102,723
05/2015	$102,818	$99,007	$102,323
06/2015	$101,689	$97,784	$100,729
07/2015	$100,772	$98,752	$101,224
08/2015	$98,821	$98,485	$100,305
09/2015	$96,512	$99,069	$99,011
10/2015	$98,754	$99,391	$101,725
11/2015	$99,412	$99,436	$101,667
12/2015	$96,587	$99,167	$100,251
01/2016	$93,150	$100,618	$100,067
02/2016	$93,863	$101,585	$101,974
03/2016	$97,315	$102,421	$105,304
04/2016	$100,242	$102,595	$107,170
05/2016	$100,288	$103,029	$106,978
06/2016	$101,115	$104,990	$110,586
07/2016	$102,946	$105,618	$112,577
08/2016	$105,590	$105,564	$114,593
09/2016	$107,276	$105,551	$115,055
10/2016	$107,496	$104,528	$113,627
11/2016	$105,884	$102,801	$108,978
12/2016	$106,745	$103,083	$110,427
01/2017	$107,634	$102,708	$112,020
02/2017	$110,979	$103,587	$114,265
03/2017	$112,286	$103,539	$114,696
04/2017	$114,722	$104,241	$116,405
05/2017	$116,001	$104,850	$117,434
06/2017	$116,570	$104,556	$117,268
07/2017	$117,572	$104,900	$118,251
08/2017	$118,568	$105,856	$120,344
09/2017	$120,097	$105,367	$120,357
10/2017	$120,799	$105,812	$120,804
11/2017	$121,930	$105,975	$120,865
12/2017	$123,009	$106,212	$121,752
01/2018	$124,684	$105,454	$121,700
02/2018	$124,369	$105,216	$119,279
03/2018	$125,093	$106,089	$119,628
04/2018	$124,907	$105,694	$117,888
05/2018	$122,372	$106,089	$116,780
06/2018	$120,937	$106,287	$115,389
07/2018	$122,787	$106,316	$118,337
08/2018	$119,093	$106,642	$116,289
09/2018	$118,225	$106,235	$118,048
10/2018	$118,458	$106,027	$115,502
11/2018	$117,943	$106,546	$115,014
12/2018	$118,808	$108,085	$116,566
01/2019	$122,623	$109,230	$121,708
02/2019	$123,965	$109,361	$122,923
03/2019	$124,572	$111,320	$124,670
04/2019	$125,324	$111,386	$124,973
05/2019	$125,244	$112,989	$125,487
06/2019	$128,691	$114,573	$129,752
07/2019	$130,867	$115,475	$131,327
08/2019	$128,476	$118,093	$132,307
09/2019	$129,702	$117,546	$131,705
10/2019	$130,555	$117,343	$132,075
11/2019	$130,893	$117,205	$131,447
12/2019	$134,820	$116,965	$134,092
01/2020	$136,053	$119,076	$136,135
02/2020	$135,355	$120,533	$134,819
03/2020	$115,445	$118,657	$116,149
04/2020	$116,367	$120,578	$118,757
05/2020	$123,715	$120,920	$125,963
06/2020	$128,434	$121,523	$130,390
07/2020	$131,649	$122,852	$135,231
08/2020	$133,309	$121,961	$135,926
09/2020	$130,453	$122,407	$133,409
10/2020	$130,417	$122,416	$133,370
11/2020	$135,092	$123,114	$138,514
12/2020	$138,233	$123,493	$141,143
01/2021	$138,565	$122,830	$139,612
02/2021	$139,239	$120,919	$136,047
03/2021	$138,522	$120,443	$134,737
04/2021	$142,857	$120,758	$137,722
05/2021	$144,657	$121,027	$139,183
06/2021	$145,266	$121,618	$140,205
07/2021	$146,207	$123,129	$140,789
08/2021	$150,547	$122,883	$142,170
09/2021	$149,371	$121,722	$139,223
10/2021	$148,602	$121,404	$139,257
11/2021	$144,749	$122,270	$136,696
12/2021	$147,765	$121,774	$138,609
01/2022	$146,509	$119,861	$134,666
02/2022	$141,889	$118,267	$125,850
03/2022	$136,992	$115,717	$124,718
04/2022	$136,227	$112,607	$117,746
05/2022	$134,614	$112,452	$117,777
06/2022	$126,291	$110,746	$110,459
07/2022	$124,279	$113,566	$113,651
08/2022	$126,207	$110,602	$112,577
09/2022	$120,732	$107,051	$105,414
10/2022	$121,515	$106,685	$105,574
11/2022	$129,807	$109,403	$113,589
12/2022	$131,143	$108,112	$113,960
01/2023	$135,449	$110,602	$117,570
02/2023	$134,240	$108,838	$114,974
03/2023	$132,196	$111,252	$116,082
04/2023	$133,041	$111,824	$116,699
05/2023	$134,782	$111,384	$116,030
06/2023	$139,736	$111,318	$118,619
07/2023	$143,665	$111,354	$120,886
08/2023	$140,549	$111,214	$119,068
09/2023	$139,765	$109,296	$115,970
10/2023	$139,752	$108,520	$114,400
11/2023	$144,305	$112,251	$120,879
12/2023	$148,319	$115,838	$126,599
01/2024	$149,615	$115,611	$125,305
02/2024	$153,416	$114,818	$126,531
03/2024	$159,170	$115,854	$129,176
04/2024	$158,848	$113,988	$126,494
05/2024	$159,842	$114,997	$128,774
06/2024	$160,208	$115,995	$129,567
07/2024	$161,301	$118,235	$131,988
08/2024	$163,793	$119,530	$135,048
09/2024	$166,353	$120,918	$137,541
10/2024	$168,631	$119,281	$135,178
11/2024	$170,489	$120,698	$136,786
12/2024	$171,814	$119,772	$134,875
01/2025	$175,713	$120,236	$136,813

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	17.44%	5.25%	5.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 738,207,492
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 5,044,872
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

C000136713
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Investor
Trading Symbol	AGEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$150	1.38%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 17.02% for the twelve months ended January 31, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.00% and the JPMorgan EMBI Global Diversified Index return of 9.18%.

• The Fund’s holdings in local-currency denominated bonds contributed to performance due to their high coupon income, although this was partially offset by currency depreciation in a few specific countries.

• Credit spreads in hard-currency, below-investment-grade bonds narrowed during the period, which contributed to performance through price appreciation.  Local-currency bonds, however, did not experience such appreciation from credit spreads.

• The Fund’s duration positioning helped to insulate it from increased volatility and rising interest rates given elevated inflation and changing monetary policies among central banks.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
01/2015	$10,000	$10,000	$10,000
02/2015	$10,110	$9,941	$10,085
03/2015	$10,039	$9,998	$10,107
04/2015	$10,232	$9,942	$10,272
05/2015	$10,274	$9,901	$10,232
06/2015	$10,160	$9,778	$10,073
07/2015	$10,074	$9,875	$10,122
08/2015	$9,866	$9,849	$10,030
09/2015	$9,633	$9,907	$9,901
10/2015	$9,855	$9,939	$10,172
11/2015	$9,929	$9,944	$10,167
12/2015	$9,634	$9,917	$10,025
01/2016	$9,300	$10,062	$10,007
02/2016	$9,370	$10,159	$10,197
03/2016	$9,715	$10,242	$10,530
04/2016	$10,005	$10,260	$10,717
05/2016	$10,007	$10,303	$10,698
06/2016	$10,086	$10,499	$11,059
07/2016	$10,267	$10,562	$11,258
08/2016	$10,529	$10,556	$11,459
09/2016	$10,695	$10,555	$11,506
10/2016	$10,715	$10,453	$11,363
11/2016	$10,551	$10,280	$10,898
12/2016	$10,635	$10,308	$11,043
01/2017	$10,721	$10,271	$11,202
02/2017	$11,054	$10,359	$11,427
03/2017	$11,171	$10,354	$11,470
04/2017	$11,412	$10,424	$11,641
05/2017	$11,537	$10,485	$11,743
06/2017	$11,604	$10,456	$11,727
07/2017	$11,691	$10,490	$11,825
08/2017	$11,789	$10,586	$12,034
09/2017	$11,935	$10,537	$12,036
10/2017	$12,002	$10,581	$12,080
11/2017	$12,112	$10,598	$12,086
12/2017	$12,217	$10,621	$12,175
01/2018	$12,380	$10,545	$12,170
02/2018	$12,359	$10,522	$11,928
03/2018	$12,430	$10,609	$11,963
04/2018	$12,411	$10,569	$11,789
05/2018	$12,158	$10,609	$11,678
06/2018	$12,000	$10,629	$11,539
07/2018	$12,182	$10,632	$11,834
08/2018	$11,826	$10,664	$11,629
09/2018	$11,739	$10,623	$11,805
10/2018	$11,746	$10,603	$11,550
11/2018	$11,694	$10,655	$11,501
12/2018	$11,788	$10,808	$11,657
01/2019	$12,152	$10,923	$12,171
02/2019	$12,283	$10,936	$12,292
03/2019	$12,340	$11,132	$12,467
04/2019	$12,412	$11,139	$12,497
05/2019	$12,403	$11,299	$12,549
06/2019	$12,743	$11,457	$12,975
07/2019	$12,941	$11,547	$13,133
08/2019	$12,714	$11,809	$13,231
09/2019	$12,832	$11,755	$13,170
10/2019	$12,918	$11,734	$13,207
11/2019	$12,949	$11,721	$13,145
12/2019	$13,332	$11,697	$13,409
01/2020	$13,454	$11,908	$13,614
02/2020	$13,382	$12,053	$13,482
03/2020	$11,408	$11,866	$11,615
04/2020	$11,497	$12,058	$11,876
05/2020	$12,221	$12,092	$12,596
06/2020	$12,685	$12,152	$13,039
07/2020	$12,984	$12,285	$13,523
08/2020	$13,160	$12,196	$13,593
09/2020	$12,875	$12,241	$13,341
10/2020	$12,868	$12,242	$13,337
11/2020	$13,327	$12,311	$13,851
12/2020	$13,631	$12,349	$14,114
01/2021	$13,664	$12,283	$13,961
02/2021	$13,727	$12,092	$13,605
03/2021	$13,654	$12,044	$13,474
04/2021	$14,079	$12,076	$13,772
05/2021	$14,253	$12,103	$13,918
06/2021	$14,310	$12,162	$14,020
07/2021	$14,400	$12,313	$14,079
08/2021	$14,825	$12,288	$14,217
09/2021	$14,705	$12,172	$13,922
10/2021	$14,609	$12,140	$13,926
11/2021	$14,227	$12,227	$13,670
12/2021	$14,535	$12,177	$13,861
01/2022	$14,411	$11,986	$13,467
02/2022	$13,953	$11,827	$12,585
03/2022	$13,468	$11,572	$12,472
04/2022	$13,390	$11,261	$11,775
05/2022	$13,228	$11,245	$11,778
06/2022	$12,406	$11,075	$11,046
07/2022	$12,205	$11,357	$11,365
08/2022	$12,392	$11,060	$11,258
09/2022	$11,851	$10,705	$10,541
10/2022	$11,925	$10,668	$10,557
11/2022	$12,737	$10,940	$11,359
12/2022	$12,863	$10,811	$11,396
01/2023	$13,286	$11,060	$11,757
02/2023	$13,164	$10,884	$11,497
03/2023	$12,961	$11,125	$11,608
04/2023	$13,041	$11,182	$11,670
05/2023	$13,209	$11,138	$11,603
06/2023	$13,692	$11,132	$11,862
07/2023	$14,075	$11,135	$12,089
08/2023	$13,766	$11,121	$11,907
09/2023	$13,686	$10,930	$11,597
10/2023	$13,681	$10,852	$11,440
11/2023	$14,124	$11,225	$12,088
12/2023	$14,512	$11,584	$12,660
01/2024	$14,639	$11,561	$12,531
02/2024	$15,009	$11,482	$12,653
03/2024	$15,548	$11,585	$12,918
04/2024	$15,535	$11,399	$12,649
05/2024	$15,629	$11,500	$12,877
06/2024	$15,639	$11,599	$12,957
07/2024	$15,765	$11,824	$13,199
08/2024	$16,005	$11,953	$13,505
09/2024	$16,252	$12,092	$13,754
10/2024	$16,449	$11,928	$13,518
11/2024	$16,650	$12,070	$13,679
12/2024	$16,774	$11,977	$13,487
01/2025	$17,131	$12,024	$13,681

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	17.02%	4.95%	5.53%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.00%	0.19%	1.86%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	9.18%	0.10%	3.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD is replacing the JPMorgan EMBI Global Diversified Index as broad-based securities market index to comply with a new regulatory requirement. The JPMorgan EMBI Global Diversified Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 738,207,492
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 5,044,872
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,207,492
# of Portfolio Holdings	287
Portfolio Turnover Rate	42%
Total Management Fees Paid	$5,044,872

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	70.8
Investment Companies	9.4
Credit-Linked Notes	8.8
Corporate Obligations	5.9
Foreign Corporate Obligations	5.1

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.2
Dominican Republic	3.2
Sri Lanka	3.3
Mozambique	3.7
Angola	3.7
Pakistan	3.7
Nigeria	4.4
Kenya	4.4
Zambia	4.5
United States	5.9

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.4
Telecommunications	0.5
Insurance	0.5
Engineering & Construction	0.7
Holding Companies - Diversified	1.2
Oil & Gas	1.3
Diversified Financial Services	4.2
Investment Companies	5.3
Banks	10.0
Foreign Sovereign Obligations	75.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.0
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Zambia Government International Bonds, 5.750%, Due 6/30/2033	1.5
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.5
Tunisian Republic, 6.375%, Due 7/15/2026	1.4
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.3
Iraq International Bonds, 5.800%, Due 1/15/2028	1.1
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.1
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.1

Excludes investment companies.

C000221417
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	A
Trading Symbol	NISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -0.77% (with sales charges) and 3.05% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$9,987
10/2020	$9,589	$9,942
11/2020	$9,707	$10,040
12/2020	$9,768	$10,053
01/2021	$9,723	$9,981
02/2021	$9,590	$9,837
03/2021	$9,508	$9,714
04/2021	$9,591	$9,791
05/2021	$9,636	$9,823
06/2021	$9,723	$9,892
07/2021	$9,823	$10,003
08/2021	$9,819	$9,984
09/2021	$9,735	$9,897
10/2021	$9,730	$9,895
11/2021	$9,764	$9,924
12/2021	$9,741	$9,898
01/2022	$9,560	$9,685
02/2022	$9,449	$9,577
03/2022	$9,189	$9,311
04/2022	$8,851	$8,958
05/2022	$8,841	$9,015
06/2022	$8,681	$8,874
07/2022	$8,890	$9,091
08/2022	$8,689	$8,834
09/2022	$8,349	$8,452
10/2022	$8,220	$8,343
11/2022	$8,474	$8,650
12/2022	$8,477	$8,611
01/2023	$8,744	$8,876
02/2023	$8,563	$8,646
03/2023	$8,731	$8,866
04/2023	$8,796	$8,919
05/2023	$8,709	$8,822
06/2023	$8,682	$8,791
07/2023	$8,687	$8,785
08/2023	$8,652	$8,729
09/2023	$8,440	$8,507
10/2023	$8,311	$8,373
11/2023	$8,660	$8,752
12/2023	$9,012	$9,087
01/2024	$9,009	$9,062
02/2024	$8,911	$8,934
03/2024	$9,003	$9,016
04/2024	$8,789	$8,788
05/2024	$8,925	$8,937
06/2024	$9,040	$9,022
07/2024	$9,210	$9,233
08/2024	$9,372	$9,365
09/2024	$9,475	$9,491
10/2024	$9,278	$9,256
11/2024	$9,374	$9,353
12/2024	$9,231	$9,200
01/2025	$9,284	$9,249

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (9/10/20)
Class A without Sales ChargeFootnote Reference1	3.05%	(0.82)%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	(0.77)%	(1.68)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,696,061
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

C000221418
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	C
Trading Symbol	NISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 1.28% (with sales charges) and 2.28% (without sales charges) for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$9,987
10/2020	$9,952	$9,942
11/2020	$10,069	$10,040
12/2020	$10,125	$10,053
01/2021	$10,072	$9,981
02/2021	$9,929	$9,837
03/2021	$9,837	$9,714
04/2021	$9,917	$9,791
05/2021	$9,958	$9,823
06/2021	$10,038	$9,892
07/2021	$10,139	$10,003
08/2021	$10,127	$9,984
09/2021	$10,035	$9,897
10/2021	$10,023	$9,895
11/2021	$10,053	$9,924
12/2021	$10,022	$9,898
01/2022	$9,830	$9,685
02/2022	$9,709	$9,577
03/2022	$9,437	$9,311
04/2022	$9,084	$8,958
05/2022	$9,068	$9,015
06/2022	$8,898	$8,874
07/2022	$9,107	$9,091
08/2022	$8,895	$8,834
09/2022	$8,541	$8,452
10/2022	$8,405	$8,343
11/2022	$8,669	$8,650
12/2022	$8,657	$8,611
01/2023	$8,923	$8,876
02/2023	$8,734	$8,646
03/2023	$8,899	$8,866
04/2023	$8,960	$8,919
05/2023	$8,865	$8,822
06/2023	$8,833	$8,791
07/2023	$8,833	$8,785
08/2023	$8,791	$8,729
09/2023	$8,570	$8,507
10/2023	$8,434	$8,373
11/2023	$8,783	$8,752
12/2023	$9,134	$9,087
01/2024	$9,126	$9,062
02/2024	$9,021	$8,934
03/2024	$9,109	$9,016
04/2024	$8,886	$8,788
05/2024	$9,018	$8,937
06/2024	$9,139	$9,022
07/2024	$9,305	$9,233
08/2024	$9,451	$9,365
09/2024	$9,561	$9,491
10/2024	$9,345	$9,256
11/2024	$9,447	$9,353
12/2024	$9,298	$9,200
01/2025	$9,334	$9,249

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (9/10/20)
Class C without Deferred Sales ChargeFootnote Reference1	2.28%	(1.56)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	1.28%	(1.56)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,696,061
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

C000221416
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Y
Trading Symbol	NISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 3.52% for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$99,866
10/2020	$99,663	$99,420
11/2020	$100,915	$100,396
12/2020	$101,565	$100,534
01/2021	$101,121	$99,814
02/2021	$99,753	$98,372
03/2021	$98,921	$97,144
04/2021	$99,808	$97,911
05/2021	$100,297	$98,231
06/2021	$101,189	$98,921
07/2021	$102,292	$100,027
08/2021	$102,263	$99,837
09/2021	$101,412	$98,973
10/2021	$101,380	$98,945
11/2021	$101,762	$99,238
12/2021	$101,541	$98,984
01/2022	$99,675	$96,852
02/2022	$98,531	$95,771
03/2022	$95,849	$93,110
04/2022	$92,340	$89,577
05/2022	$92,253	$90,155
06/2022	$90,603	$88,740
07/2022	$92,807	$90,909
08/2022	$90,724	$88,340
09/2022	$87,189	$84,523
10/2022	$85,867	$83,428
11/2022	$88,642	$86,496
12/2022	$88,587	$86,106
01/2023	$91,390	$88,755
02/2023	$89,520	$86,460
03/2023	$91,292	$88,657
04/2023	$91,991	$89,194
05/2023	$91,099	$88,223
06/2023	$90,841	$87,908
07/2023	$91,023	$87,847
08/2023	$90,668	$87,286
09/2023	$88,360	$85,068
10/2023	$87,033	$83,725
11/2023	$90,709	$87,517
12/2023	$94,408	$90,867
01/2024	$94,401	$90,617
02/2024	$93,388	$89,337
03/2024	$94,378	$90,162
04/2024	$92,188	$87,885
05/2024	$93,750	$89,375
06/2024	$94,987	$90,221
07/2024	$96,788	$92,328
08/2024	$98,533	$93,655
09/2024	$99,645	$94,909
10/2024	$97,483	$92,555
11/2024	$98,629	$93,534
12/2024	$97,143	$92,003
01/2025	$97,722	$92,491

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (9/10/20)
Class YFootnote Reference1	3.52%	(0.52)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,696,061
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0

C000221415
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	R6
Trading Symbol	NISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 3.41% for the twelve months ended January 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.07%.

• The Fund’s sub-advisor utilizes both bottom-up and top-down inputs to seek to select the best relative value securities available across a broad range of domestic fixed-income sectors.

• Relative to the Bloomberg US Aggregate Bond Index, the Fund was overweight the Financials sector, and its selection of securities within that sector contributed to performance during the period. Additionally, the Fund’s overweight allocation to Non-Agency Mortgage-Backed Securities added to performance.

• The Fund’s selection within the Asset-Backed Securities, Industrials and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s duration positioning added value to performance as longer-term yields increased with inflation expectations remaining elevated.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$9,987
10/2020	$9,968	$9,942
11/2020	$10,094	$10,040
12/2020	$10,160	$10,053
01/2021	$10,116	$9,981
02/2021	$9,980	$9,837
03/2021	$9,898	$9,714
04/2021	$9,987	$9,791
05/2021	$10,037	$9,823
06/2021	$10,127	$9,892
07/2021	$10,238	$10,003
08/2021	$10,236	$9,984
09/2021	$10,152	$9,897
10/2021	$10,160	$9,895
11/2021	$10,189	$9,924
12/2021	$10,167	$9,898
01/2022	$9,981	$9,685
02/2022	$9,868	$9,577
03/2022	$9,600	$9,311
04/2022	$9,249	$8,958
05/2022	$9,241	$9,015
06/2022	$9,077	$8,874
07/2022	$9,309	$9,091
08/2022	$9,090	$8,834
09/2022	$8,737	$8,452
10/2022	$8,605	$8,343
11/2022	$8,884	$8,650
12/2022	$8,879	$8,611
01/2023	$9,161	$8,876
02/2023	$8,974	$8,646
03/2023	$9,153	$8,866
04/2023	$9,223	$8,919
05/2023	$9,135	$8,822
06/2023	$9,120	$8,791
07/2023	$9,129	$8,785
08/2023	$9,094	$8,729
09/2023	$8,863	$8,507
10/2023	$8,731	$8,373
11/2023	$9,111	$8,752
12/2023	$9,472	$9,087
01/2024	$9,472	$9,062
02/2024	$9,371	$8,934
03/2024	$9,471	$9,016
04/2024	$9,248	$8,788
05/2024	$9,394	$8,937
06/2024	$9,530	$9,022
07/2024	$9,700	$9,233
08/2024	$9,873	$9,365
09/2024	$9,996	$9,491
10/2024	$9,780	$9,256
11/2024	$9,896	$9,353
12/2024	$9,748	$9,200
01/2025	$9,795	$9,249

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (9/10/20)
R6 ClassFootnote Reference1	3.41%	(0.47)%
Bloomberg US Aggregate Bond Index	2.07%	(1.76)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,696,061
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,696,061
# of Portfolio Holdings	343
Portfolio Turnover Rate	72%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Treasury Obligations	32.2
Corporate Obligations	28.7
Asset-Backed Obligations	9.1
U.S. Agency Mortgage-Backed Obligations	7.9
Collateralized Mortgage Obligations	7.7
Commercial Mortgage-Backed Obligations	6.1
Municipal Obligations	4.6
Foreign Corporate Obligations	3.7

Top Country Exposure - % Investments

Value	Value
France	0.1
Germany	0.1
Australia	0.4
Ireland	0.6
United Kingdom	0.8
Canada	1.7
United States	96.3

Top Ten Industry Allocations - % Investments

Value	Value
Home Equity ABS	2.7
Electric	3.1
Insurance	3.5
Municipal	4.6
Diversified Financial Services	5.6
Banks	5.9
Commercial MBS	6.1
UMBS Collateral	7.0
Collateralized Mortgage Obligations	8.0
U.S. Treasury Obligations	32.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.0
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.8
U.S. Treasury Notes, 4.125%, Due 3/31/2031	3.7
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	3.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	3.2
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.2
U.S. Treasury Notes, 1.000%, Due 7/31/2028	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.0
U.S. Treasury Notes, 1.500%, Due 1/31/2027	1.0